Subsequent Event (Unaudited) (Detail) - USD ($)			1 Months Ended	9 Months Ended
	Oct. 27, 2015	Oct. 17, 2015	Oct. 31, 2015	Sep. 30, 2015
Subsequent Event [Member] | Line of Credit [Member] | October 2015 Facility [Member]
Subsequent Event [Line Items]
Credit facility, borrowings for security deposit on facility leases			$ 250,000,000
Credit facility, expiration period			5 years
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Restricted stock units granted				2,113,000
Restricted Stock Units (RSUs) [Member] | Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Restricted stock units granted	373,420	223,113